Segmented information (Tables)	6 Months Ended
Apr. 30, 2023
Text block [abstract]
Detailed Report of Segments and Geographic Areas

$ millions, for the three months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2023	Net interest income (1)	$1,732	$453	$460	$562	$(20)	$3,187
Apr. 30	Non-interest income (2)	548	883	188	800	96	2,515
	Total revenue (1)	2,280	1,336	648	1,362	76	5,702
	Provision for credit losses	123	46	248	19	2	438
	Amortization and impairment (3)	61	–	31	1	189	282
	Other non-interest expenses	1,213	673	323	663	(14)	2,858
	Income (loss) before income taxes	883	617	46	679	(101)	2,124
	Income taxes (1)	246	165	(9)	182	(148)	436
	Net income	$637	$452	$55	$497	$47	$1,688
	Net income attributable to:
	Non-controlling interests	$–	$–	$–	$–	$11	$11
	Equity shareholders	637	452	55	497	36	1,677
	Average assets (4)(5)	$317,531	$91,708	$61,440	$273,196	$188,900	$932,775
2023	Net interest income (1)	$1,709	$464	$476	$535	$21	$3,205
Jan. 31	Non-interest income (2)	551	887	230	946	108	2,722
	Total revenue (1)	2,260	1,351	706	1,481	129	5,927
	Provision for (reversal of) credit losses	158	46	98	(10)	3	295
	Amortization and impairment (3)	59	1	30	2	185	277
	Other non-interest expenses	1,231	664	350	648	1,292	4,185
	Income (loss) before income taxes	812	640	228	841	(1,351)	1,170
	Income taxes (1)	223	171	27	229	88	738
	Net income (loss)	$589	$469	$201	$612	$(1,439)	$432
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$9	$9
	Equity shareholders	589	469	201	612	(1,448)	423
	Average assets (4)(5)	$317,940	$89,908	$59,421	$296,565	$189,330	$953,164
2022	Net interest income (1)	$1,583	$401	$385	$759	$(40)	$3,088
Apr. 30	Non-interest income (2)	560	902	206	557	63	2,288
	Total revenue (1)	2,143	1,303	591	1,316	23	5,376
	Provision for (reversal of) credit losses	273	(4)	55	(14)	(7)	303
	Amortization and impairment (3)	56	–	28	2	170	256
	Other non-interest expenses	1,141	655	292	590	180	2,858
	Income (loss) before income taxes	673	652	216	738	(320)	1,959
	Income taxes (1)	177	172	36	198	(147)	436
	Net income (loss)	$496	$480	$180	$540	$(173)	$1,523
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$5	$5
	Equity shareholders	496	480	180	540	(178)	1,518
	Average assets (4)(5)	$300,799	$83,367	$51,980	$277,686	$168,077	$881,909
(1)
Capital Markets net interest income and income taxes includes a taxable equivalent basis (TEB) adjustment of $64 million for the three months ended April 30, 2023 (January 31, 2023: $62 million; April 30, 2022: $53 million) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Average balances are calculated as a weighted average of daily closing balances.

$ millions, for the six months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2023	Net interest income (1)	$3,441	$917	$936	$1,097	$1	$6,392
Apr. 30	Non-interest income (2)	1,099	1,770	418	1,746	204	5,237
	Total revenue (1)	4,540	2,687	1,354	2,843	205	11,629
	Provision for credit losses	281	92	346	9	5	733
	Amortization and impairment (3)	120	1	61	3	374	559
	Other non-interest expenses	2,444	1,337	673	1,311	1,278	7,043
	Income (loss) before income taxes	1,695	1,257	274	1,520	(1,452)	3,294
	Income taxes (1)	469	336	18	411	(60)	1,174
	Net income (loss)	$1,226	$921	$256	$1,109	$(1,392)	$2,120
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$20	$20
	Equity shareholders	1,226	921	256	1,109	(1,412)	2,100
	Average assets (4)(5)	$317,739	$90,793	$60,414	$285,074	$189,118	$943,138
2022	Net interest income (1)	$3,170	$778	$774	$1,552	$(54)	$6,220
Apr. 30	Non-interest income (2)	1,156	1,822	426	1,068	182	4,654
	Total revenue (1)	4,326	2,600	1,200	2,620	128	10,874
	Provision for (reversal of) credit losses	371	(8)	83	(52)	(16)	378
	Amortization and impairment (3)	108	1	55	3	342	509
	Other non-interest expenses	2,241	1,327	583	1,185	292	5,628
	Income (loss) before income taxes	1,606	1,280	479	1,484	(490)	4,359
	Income taxes (1)	423	338	73	401	(268)	967
	Net income (loss)	$1,183	$942	$406	$1,083	$(222)	$3,392
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$10	$10
	Equity shareholders	1,183	942	406	1,083	(232)	3,382
	Average assets (4)(5)	$296,828	$80,881	$51,113	$280,260	$167,055	$876,137
(1)
Capital Markets net interest income and income taxes includes a TEB adjustment of $126 million, for the six months ended April 30, 2023 (April 30, 2022: $112 million) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Average balances are calculated as a weighted average of daily closing balances.